2. GOING CONCERN (Details Narrative) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Notes to Financial Statements
Net loss	$ (736,829)	$ (949,497)	$ (1,927,500)	$ (1,729,270)	$ (2,409,756)	$ (1,148,920)	$ (950,609)
Cash	3,085,605		3,085,605
Accumulated Deficit	$ (13,111,533)		$ (13,111,533)		$ (11,184,033)	$ (8,774,277)